CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]

NOTE 14 — CONCENTRATIONS

During the three months ended March 31, 2015, the Company recorded revenue from individual sales or services rendered of $534,000 (91%) in excess of 10% of the Company’s total sales to a related party.
At March 31, 2015, approximately 91% of net accounts receivable was due from two customers broken down individually as follows; $316,000 (57%) to a related party and $190,000 (34%) to an unrelated party.
During the three months ended March 31, 2015, approximately 100% of the Company’s inventory purchases were derived from three vendors.

18 — CONTINGENCIES

The Company is subject, from time to time, to claims by third parties under various legal theories. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. For the years ended December 31, 2014 and 2013, the Company did not have any legal actions pending.